COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2019
Comprehensive Income Net Of Tax [Abstract]
Schedule of Total Comprehensive Income (Loss)

Total Comprehensive Income (Loss) for the years ended December 31, 2019, 2018 and 2017 consisted of the following:

	Years ended December 31,
	2019	2018	2017
	(in thousands)
Net income (loss)	$(3,913)	$4,820	$6,981
Other comprehensive income (loss)
Net Change in Foreign currency translation	529	(839)	409
Total comprehensive income (loss)	(3,384)	3,981	7,390